ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Deposit related to home renovation and furnishing services	¥ 1,304,835		¥ 1,630,275
Deposit related to home rental services	1,550,187		1,434,338
Deposit related to new home transaction services	1,366,902		1,151,475
Deposit related to franchise services	1,241,484		1,103,229
Other tax payables	256,381		436,496
Accrued operating expenses	312,324		366,454
Amounts collected and payable on behalf of others	773,932		115,160
Payable of share repurchase consideration	56,778		94,925
Payable related to employees' exercise of share-based awards	24,739		41,481
Deferred guarantee revenue	11,961		23,360
Others	688,554		871,312
Total	¥ 7,588,077	$ 1,085,080	¥ 7,268,505